8. Shareholders' Equity (Deficiency)	12 Months Ended
Dec. 31, 2012
Equity [Abstract]
Shareholders' Equity (Deficiency)

Warrants

The following table summarizes warrant activity for the years ended December 31, 2012 and 2011:

	Year Ended		Year Ended
	December 31, 2012		December 31, 2011
		Wtd. Avg.		Wtd. Avg.
		Exercise		Exercise
	Shares	Price	Shares	Price
Outstanding at beginning of year	6,218,750	$0.08	4,218,750	$0.10
Granted	2,000,000	0.08	2,000,000	0.06
Exercised	––	––	––	––
Forfeited/Expired	(500,000)	0.25	––	––
Outstanding and exercisable at end of year	7,718,750	$0.07	6,218,750	$0.08

During the years ended December 31, 2012 and December 31, 2011, the Company issued a total of 2,000,000 warrants each year to the current note holders in consideration for financing fees related to the restructuring of the existing promissory notes.  The warrants were valued using the Black-Scholes option pricing model resulting in a total value of $137,955 in 2012 and $89,225 in 2011, which was recorded as deferred financing costs and is being amortized to expense over the term of the notes.

The outstanding warrants have expiration dates between November 2013 and May 2017.

Stock compensation plans

During 1998, we adopted the 1998 Stock Option Plan (“the Plan”). An aggregate of 4,000,000 shares of common stock were reserved for issuance upon the exercise of options granted under the Plan. In September 2005, the shareholders approved an increase in the number of shares available for issuance to 10,000,000 shares. The Plan expired on August 31, 2008. The options are exercisable for up to ten years from the grant date. As of December 31, 2012, there were outstanding options to purchase 6,150,000 share of Company common stock under the Plan.

Subsequent to the expiration of the Plan, the Company issued, outside of the Plan, non-incentive stock options for an aggregate of 14,229,602 (net of cancellations) shares of Company common stock. All non-incentive stock options issued in 2012 and 2011 were issued outside of the Plan.

Certain options awarded during 2012 and 2011 contain provisions which allow for the automatic proportionate adjustment of the number of shares covered and the exercise price of each share in the event that the Company changes its shares of common stock by a stock dividend, stock split, combination, reclassification, exchange, merger or consolidation.

The following is a summary of stock option activity under the Plan and outside of the Plan for 2012 and 2011, and the status of stock options outstanding at December 31, 2012 and 2011:

	Year Ended		Year Ended
	December 31, 2012		December 31, 2011
		Wtd. Avg.		Wtd. Avg.
		Exercise		Exercise
	Shares	Price	Shares	Price
Outstanding at beginning of year	17,873,227	$0.08	14,564,815	$0.09
Granted	3,150,000	0.12	6,220,873	0.08
Exercised	-	-	-	-
Forfeited	(643,625)	(0.12)	(2,912,461)	(0.08)
Outstanding at end of year	20,379,602	$0.09	17,873,227	$0.08

Stock options exercisable at year end	14,105,066	$0.08	9,667,990	$0.08

Weighted average fair value of options granted was $0.10 and $0.06 per share for the years ended December 31, 2012 and 2011, respectively.

As of December 31, 2012, there was $5,124,147 of aggregate intrinsic value of outstanding stock options, including $3,657,911 of aggregate intrinsic value of exercisable stock options.  Intrinsic value is the total pretax intrinsic value for all “in-the-money” options (i.e., the difference between the Company’s closing stock price on the last trading day of 2012 and the exercise price, multiplied by the number of shares) that would have been received by the option holders had all option holders exercised their options as of December 31, 2012.  This amount will change based on the fair market value of the Company’s stock.

The following table summarizes information about stock options outstanding at December 31, 2012:

	Number
	Outstanding at	Weighted Average
Range of	December 31,	Remaining	Weighted Average
Exercise Prices	2012	Contractual Life	Exercise Price
$0.04-$0.07	2,725,000	5.11	$0.06
$0.08-$0.09	11,522,114	6.47	$0.08
$0.10-$0.31	6,132,488	7.75	$0.11
	20,379,602	6.67	$0.09

Total unrecognized compensation cost at December 31, 2012 of $376,977 is expected to be recognized over a weighted average period of 2.7 years.

When options and warrants are exercised, it is the Company’s policy to issue new shares.